Deposits	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
3. Deposits

Security deposits have been made to the lessors of the office building and the aircraft. They are due to be repaid at the end of the respective lease terms (Building- 2025, Aircraft-2022)

	2017	2016
Building	$43,310	$-
Aircraft	475,455	-
	518,765	-